AXP(R)
                                                                     Innovations
                                                                            Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) ruler

AXP Innovations Fund seeks to provide shareholders with long-term capital growth.


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Focusing on the Future

It's been said that the only constant in the world is change. Consider, for example, developments in technology, which have transformed how we communicate, learn, conduct business ... in short, how the world works. AXP Innovations Fund taps into change by investing in companies that are on the cutting edge of providing products and services that, before long, may become fundamental in our lives.

CONTENTS
From the Chairman                                 3
From the Portfolio Manager                        3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 17
Notes to Financial Statements (Portfolio)        19
Investments in Securities                        23

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2 AXP INNOVATIONS FUND


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set  financial  goals  that  extend  beyond  those  achievable   through  the
  retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager

A dramatic decline in technology-related stocks took a heavy toll on AXP Innovations Fund's performance during the first half of the fiscal year. For the six months -- November 2000 through April 2001 -- the Fund's Class A shares lost 53.61% (excluding the sales charge).

The stock market, and technology stocks in particular, were in trouble from the outset of the period. (Actually, the seeds of the problem were sown some time before, when companies increased their spending in preparation for the Y2K computer changeover. But with the passing of that event, companies began to cut back on tech-related spending.) Adding to the already difficult environment

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                                                     SEMIANNUAL REPORT -- 2001 3


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last fall were indications of a slowing economy.  That, in turn, cast increasing doubt on the abilities of tech companies to generate superior profit growth to justify their generally high prices. What began as a mild downturn quickly turned into a steep sell-off that didn't level off until late December.

SURPRISE RATE CUT
The new year brought some welcome relief in the form of a surprise cut in short-term interest rates by the Federal Reserve. Led by tech stocks, the market soared for most of January. But the euphoria soon came to an abrupt end, as renewed concerns about the economy and corporate profits drove stocks down sharply in February and March. The period did end on a positive note, though, as the market, again led by the tech sector, rebounded in April.

The Fund's performance followed a similar path during the six months, a result of its emphasis on tech-related stocks. Although the long-term outlook for most of the holdings appeared to remain positive, the sell-off was largely indiscriminate as it drove down share prices of promising companies as well as the fluky ones. Many stocks had their prices cut in half and, in some cases, much more.

In light of the environment, I adjusted the portfolio somewhat by selling stocks that appear less likely to experience a meaningful rebound. In addition, I added some stocks in the media and service sectors, which should take some volatility out of performance in the months ahead. I also raised the level of cash reserves, again to lessen volatility.

Taking a broader perspective, I think the past six months reinforces the importance of making sure that the makeup of one's personal portfolio is consistent with one's risk tolerance, as well as the importance of taking a long-term approach to investing. It is persistence, above all, that is the hallmark of successful investors.

Looking to the second half of the fiscal year, the tech sector's rebound in April may prove to be the beginning of a recovery in such stocks, although the going is likely to be rocky at times. In light of that outlook, I am concentrating investments in the computer software, fiber optics, semiconductor, storage and telecommunications equipment areas, which strike me as having the best potential for gain.

Louis Giglio

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4 AXP INNOVATIONS FUND


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $2.44
Oct. 31, 2000                                                     $5.26
Decrease                                                          $2.82

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -53.61%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $2.20
Oct. 31, 2000                                                     $4.77
Decrease                                                          $2.57

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -53.88%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $2.20
Oct. 31, 2000                                                     $4.77
Decrease                                                          $2.57

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -53.88%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $2.43
Oct. 31, 2000                                                     $5.25
Decrease                                                          $2.82

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -53.71%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5


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The 10 Largest Holdings

                                        Percent                Value
                                    (of net assets)   (as of April 30, 2001)

Micromuse                                7.74%              $24,750,000
BEA Systems                              5.75                18,382,500
CIENA                                    4.48                14,315,600
VERITAS Software                         3.92                12,518,100
Juniper Networks                         3.23                10,330,250
Aeroflex                                 2.80                 8,946,000
Synopsys                                 2.70                 8,614,500
Rational Software                        2.65                 8,473,500
Brocade Communications Systems           2.38                 7,598,000
Peregrine Systems                        1.81                 5,800,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 37.46% of net assets

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6 AXP INNOVATIONS FUND


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


Financial Statements

Statement of assets and liabilities
AXP Innovations Fund

April 30, 2001 (Unaudited)

Assets
Investment in World Technologies Portfolio (Note 1)                                                   $ 319,606,944
Capital shares receivable                                                                                    31,377
                                                                                                             ------
Total assets                                                                                            319,638,321
                                                                                                        -----------

Liabilities
Accrued distribution fee                                                                                     12,098
Accrued service fee                                                                                               1
Accrued transfer agency fee                                                                                  10,510
Accrued administrative services fee                                                                           1,457
Other accrued expenses                                                                                      103,935
                                                                                                            -------
Total liabilities                                                                                           128,001
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                    $ 319,510,320
                                                                                                      =============

Represented by
Capital stock -- $.01 par value (Note 1)                                                              $   1,357,044
Additional paid-in capital                                                                              632,791,801
Net operating loss                                                                                       (2,164,652)
Accumulated net realized gain (loss) (Note 6)                                                          (240,304,146)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (72,169,727)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                              $ 319,510,320
                                                                                                      =============
Net assets applicable to outstanding shares:                Class A                                   $ 216,854,936
                                                            Class B                                   $  99,155,776
                                                            Class C                                   $   3,389,437
                                                            Class Y                                   $     110,171
Net asset value per share of outstanding capital stock:     Class A shares         89,047,386         $        2.44
                                                            Class B shares         45,070,486         $        2.20
                                                            Class C shares          1,541,231         $        2.20
                                                            Class Y shares             45,298         $        2.43
                                                                                       ------         -------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7


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


Statement of operations
AXP Innovations Fund

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $      21,867
Interest                                                                                                  1,386,906
   Less foreign taxes withheld                                                                                 (492)
                                                                                                               ----
Total income                                                                                              1,408,281
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from World Technologies Portfolio                                                      1,461,275
Distribution fee
   Class A                                                                                                  333,616
   Class B                                                                                                  593,809
   Class C                                                                                                   16,696
Transfer agency fee                                                                                         618,316
Incremental transfer agency fee
   Class A                                                                                                   46,532
   Class B                                                                                                   37,738
   Class C                                                                                                    1,288
Service fee -- Class Y                                                                                           38
Administrative services fees and expenses                                                                   112,950
Compensation of board members                                                                                 3,950
Printing and postage                                                                                        150,010
Registration fees                                                                                           194,526
Audit fees                                                                                                    2,500
Other                                                                                                         5,223
                                                                                                              -----
Total expenses                                                                                            3,578,467
   Earnings credits on cash balances (Note 2)                                                                (5,534)
                                                                                                             ------
Total net expenses                                                                                        3,572,933
                                                                                                          ---------
Investment income (loss) -- net                                                                          (2,164,652)
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                               (230,498,723)
   Options contracts written                                                                              2,368,197
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (228,130,526)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (83,685,283)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (311,815,809)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(313,980,461)
                                                                                                      =============

See accompanying notes to financial statements.

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8 AXP INNOVATIONS FUND

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


Statements of changes in net assets
AXP Innovations Fund

                                                                              April 30, 2001          Oct. 31, 2000
                                                                             Six months ended           Year ended
                                                                               (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                 $  (2,164,652)         $   (923,731)
Net realized gain (loss) on investments                                          (228,130,526)          (12,166,298)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             (83,685,283)            7,561,646
                                                                                  -----------             ---------
Net increase (decrease) in net assets resulting from operations                  (313,980,461)           (5,528,383)
                                                                                 ------------            ----------
Distributions to shareholders from:
   Net realized gain
     Class A                                                                               --              (915,066)
     Class B                                                                               --               (27,931)
     Class Y                                                                               --               (27,725)
   Tax return of capital
     Class A                                                                               --            (8,349,632)
     Class B                                                                               --              (254,856)
     Class Y                                                                               --              (252,980)
                                                                                           --              --------
Total distributions                                                                        --            (9,828,190)
                                                                                                         ----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 5)                                                 162,019,541           357,455,224
   Class B shares                                                                  66,397,156           146,420,757
   Class C shares                                                                   3,071,833             3,572,743
   Class Y shares                                                                      85,675                95,903
Reinvestment of distributions at net asset value
   Class A shares                                                                          --             9,264,698
   Class B shares                                                                          --               282,787
   Class Y shares                                                                          --               280,705
Payments for redemptions
   Class A shares                                                                 (48,750,879)          (44,738,915)
   Class B shares (Note 2)                                                        (10,086,283)           (3,674,884)
   Class C shares (Note 2)                                                           (336,261)              (29,954)
   Class Y shares                                                                      (5,576)             (357,630)
                                                                                       ------              --------
Increase (decrease) in net assets from capital share transactions                 172,395,206           468,571,434
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                          (141,585,255)          453,214,861
Net assets at beginning of period                                                 461,095,575             7,880,714
                                                                                  -----------             ---------
Net assets at end of period                                                     $ 319,510,320          $461,095,575
                                                                                =============          ============

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9

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Notes to Financial Statements
AXP Innovations Fund

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Innovations Fund (a series of AXP Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares. American Express Financial Corporation (AEFC) was the only investor.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, AEFC purchased 384 shares of capital stock at $5.21 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio
The  Fund  invests  all of its  assets  in  World  Technologies  Portfolio  (the
Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2001 was 99.99%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

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10 AXP INNOVATIONS FUND


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Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend. A capital gain distribution was declared and distributed to the single corporate shareholder prior to the broad public offering.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

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                                                    SEMIANNUAL REPORT -- 2001 11



Sales charges received by the Distributor for distributing Fund shares were $1,397,405 for Class A, $44,488 for Class B and $678 for Class C for the six months ended April 30, 2001.

During the six months ended April 30, 2001, the Fund's transfer agency fees were reduced by $5,534 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
                                      Six months ended April 30, 2001
                              Class A      Class B       Class C       Class Y

Sold                         43,561,776   19,715,021      971,484        30,020
Issued for reinvested
  distributions                      --           --           --            --
Redeemed                    (15,203,913)  (3,699,786)    (122,334)       (1,531)
                            -----------   ----------     --------        ------
Net increase (decrease)      28,357,863   16,015,235      849,150        28,489
                             ----------   ----------      -------        ------

                                    From April 19, 2000* to Oct. 31, 2000
                              Class A      Class B       Class C       Class Y

Sold                         66,739,589   29,692,979      698,058        16,809
Issued for reinvested
  distributions               1,695,924       56,694           --        51,383
Redeemed                     (8,405,990)    (714,422)      (5,977)      (71,383)
                             ----------     --------       ------       -------
Net increase (decrease)      60,029,523   29,035,251      692,081        (3,191)
                             ----------   ----------      -------        ------

* Prior to April 19, 2000, shares of the Fund were not publicly available (AEFC owned 100% of the outstanding shares).

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2001.

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12 AXP INNOVATIONS FUND

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Innovations Fund acquired the assets and assumed the identified liabilities of Strategist World Technologies Fund.

The aggregate net assets of AXP Innovations Fund immediately before the acquisition were $287,671,349.

The merger was accomplished by a tax-free exchange of 225,987 shares of Strategist World Technologies Fund valued at $2,199,768.

In exchange for the Strategist World Technologies Fund shares and net assets, AXP Innovations Fund issued the following number of shares:

                                                  Shares          Net assets
Class A                                           354,082         $2,199,768

Strategist World Technologies Fund's net assets at that date consisted of capital stock of $1,749,611 and unrealized appreciation of $450,157.

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes the Fund had a capital loss carry-over of $10,907,404 as of Oct. 31, 2000, that will expire in 2008 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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                                                    SEMIANNUAL REPORT -- 2001 13



8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(l)       2000         1999         1998        1997(b)

Net asset value, beginning of period                             $ 5.26      $ 11.27       $ 5.41        $5.27        $5.00

Income from investment operations:

Net investment income (loss)                                       (.01)        (.01)        (.08)        (.07)        (.06)

Net gains (losses) (both realized and unrealized)                 (2.81)        7.05         5.94          .21          .33

Total from investment operations                                  (2.82)        7.04         5.86          .14          .27

Less distributions:

Distributions from realized gains                                    --        (1.29)          --           --           --

Tax return of capital(i)                                             --       (11.76)          --           --           --

Total distributions                                                  --       (13.05)          --           --           --

Net asset value, end of period                                   $ 2.44      $  5.26       $11.27        $5.41        $5.27

Ratios/supplemental data:

Net assets, end of period (in thousands)                       $216,855     $319,164       $7,435       $3,572       $3,476

Ratio of expenses to average daily net assets(h)                  1.59%(j)     1.24%(d)     1.11%(d)     1.33%(d)     1.35%(d,j)

Ratio of net investment income (loss)
   to average daily net assets                                    (.87%)(j)    (.38%)      (1.01%)      (1.29%)      (1.26%)(j)

Portfolio turnover rate (excluding short-term securities)           95%         116%         113%         200%         164%

Total return(k)                                                 (53.61%)      66.58%      108.32%        2.68%        5.38%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(l)       2000         1999         1998        1997(b)

Net asset value, beginning of period                             $ 4.77      $ 11.02       $ 5.33        $5.23        $5.00

Income from investment operations:

Net investment income (loss)                                       (.02)        (.04)        (.14)        (.11)        (.09)

Net gains (losses) (both realized and unrealized)                 (2.55)        6.84         5.83          .21          .32

Total from investment operations                                  (2.57)        6.80         5.69          .10          .23

Less distributions:

Distributions from realized gains                                    --        (1.29)          --           --           --

Tax return of capital(i)                                             --       (11.76)          --           --           --

Total distributions                                                  --       (13.05)          --           --           --

Net asset value, end of period                                   $ 2.20      $  4.77       $11.02        $5.33        $5.23

Ratios/supplemental data:

Net assets, end of period (in thousands)                        $99,156     $138,545         $220         $107         $105

Ratio of expenses to average daily net assets(h)                  2.37%(j)     2.01%(e)     1.86%(e)     2.08%(e)     2.10%(e,j)

Ratio of net investment income (loss)
   to average daily net assets                                   (1.64%)(j)   (1.16%)      (1.76%)      (2.04%)      (2.00%)(j)

Portfolio turnover rate (excluding short-term securities)           95%         116%         113%         200%         164%

Total return(k)                                                 (53.88%)      65.25%      106.72%        1.91%        4.62%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP INNOVATIONS FUND




Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(l)      2000(c)

Net asset value, beginning of period                             $ 4.77        $5.05

Income from investment operations:

Net investment income (loss)                                       (.02)        (.01)

Net gains (losses) (both realized and unrealized)                 (2.55)        (.27)

Total from investment operations                                  (2.57)        (.28)

Less distributions:

Distributions from realized gains                                    --           --

Net asset value, end of period                                   $ 2.20        $4.77

Ratios/supplemental data:

Net assets, end of period (in thousands)                         $3,389       $3,298

Ratio of expenses to average daily net assets(h)                  2.37%(j)     2.01%(f,j)

Ratio of net investment income (loss)
   to average daily net assets                                   (1.68%)(j)   (1.17%)(j)

Portfolio turnover rate (excluding short-term securities)           95%         116%

Total return(k)                                                 (53.88%)      (5.54%)


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(l)       2000         1999         1998        1997(b)

Net asset value, beginning of period                             $ 5.25      $ 11.27       $ 5.41        $5.27        $5.00

Income from investment operations:

Net investment income (loss)                                       (.01)          --         (.08)        (.07)        (.06)

Net gains (losses) (both realized and unrealized)                 (2.81)        7.03         5.94          .21          .33

Total from investment operations                                  (2.82)        7.03         5.86          .14          .27

Less distributions:

Distributions from realized gains                                    --        (1.29)          --           --           --

Tax return of capital(i)                                             --       (11.76)          --           --           --

Total distributions                                                  --       (13.05)          --           --           --

Net asset value, end of period                                   $ 2.43       $ 5.25       $11.27        $5.41        $5.27

Ratios/supplemental data:

Net assets, end of period (in thousands)                           $110          $88         $225         $108         $105

Ratio of expenses to average daily net assets(h)                  1.47%(j)      .94%(g)     1.11%(g)     1.33%(g)     1.35%(g,j)

Ratio of net investment income (loss)
   to average daily net assets                                    (.77%)(j)    (.80%)      (1.01%)      (1.29%)      (1.25%)(j)

Portfolio turnover rate (excluding short-term securities)           95%         116%         113%         200%         164%

Total return(k)                                                 (53.71%)      66.27%      108.32%        2.68%        5.38%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15


Notes to financial highlights
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was Nov. 13, 1996.
(c)  Inception date was June 26, 2000.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.45%, 1.22%, 1.63% and 2.36% for the periods ended 2000, 1999, 1998 and 1997, respectively.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.26%, 1.97%, 2.38% and 3.11% for the periods ended 2000, 1999, 1998 and 1997, respectively.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 2.26% for the period ended 2000.
(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.19%, 1.12%, 1.63% and 2.36% for the periods ended 2000, 1999, 1998 and 1997, respectively.
(h) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(i)  A distribution payable to a single corporate shareholder.
(j)  Adjusted to an annual basis.
(k)  Total return does not reflect payment of a sales charge.
(l)  Six months ended April 30, 2001 (Unaudited).

Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. One factor impacting the Fund's 2000 and 1999 performance was the high concentration in technology investments, particularly in securities of internet and communication companies. These investments performed well and had a greater effect on the Fund's performance than similar investments made by other funds because of high concentration, the lack of cash flows and the smaller size of the Fund. There is no assurance that the Fund's future investments will result in the same level of performance.

--------------------------------------------------------------------------------
16 AXP INNOVATIONS FUND



Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

April 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $386,413,489)                                                                      $314,583,789
Cash in bank on demand deposit                                                                               49,792
Dividends and accrued interest receivable                                                                   141,650
Receivable for investment securities sold                                                                15,779,170
                                                                                                         ----------
Total assets                                                                                            330,554,401
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               6,211,776
Payable upon return of securities loaned (Note 4)                                                         3,880,000
Accrued investment management services fee                                                                   17,645
Other accrued expenses                                                                                       30,985
Options contracts written, at value (premium received $417,661) (Note 5)                                    767,375
                                                                                                            -------
Total liabilities                                                                                        10,907,781
                                                                                                         ----------
Net assets                                                                                             $319,646,620
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17




Statement of operations
World Technologies Portfolio

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $      21,870
Interest                                                                                                  1,386,353
   Less foreign taxes withheld                                                                                 (492)
                                                                                                               ----
Total income                                                                                              1,407,731
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,383,726
Compensation of board members                                                                                 4,075
Custodian fees                                                                                               54,800
Audit fees                                                                                                    7,500
Other                                                                                                        15,057
                                                                                                             ------
Total expenses                                                                                            1,465,158
   Earnings credits on cash balances (Note 2)                                                                (3,675)
                                                                                                             ------
Total net expenses                                                                                        1,461,483
                                                                                                          ---------
Investment income (loss) -- net                                                                             (53,752)
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      (230,532,508)
   Options contracts written (Note 5)                                                                     2,368,197
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (228,164,311)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (83,697,109)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (311,861,420)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(311,915,172)
                                                                                                      =============


Statements of changes in net assets
World Technologies Portfolio

                                                                              April 30, 2001          Oct. 31, 2000
                                                                             Six months ended           Year ended
                                                                               (Unaudited)

Operations
Investment income (loss) -- net                                                 $     (53,752)         $    160,090
Net realized gain (loss) on investments                                          (228,164,311)          (11,045,330)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             (83,697,109)            7,514,286
                                                                                  -----------             ---------
Net increase (decrease) in net assets resulting from operations                  (311,915,172)           (3,370,954)
Net contributions (withdrawals) from partners                                     170,347,268           455,562,304
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                          (141,567,904)          452,191,350
Net assets at beginning of period                                                 461,214,524             9,023,174
                                                                                  -----------             ---------
Net assets at end of period                                                     $ 319,646,620          $461,214,524
                                                                                =============          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AXP INNOVATIONS FUND


Notes to Financial Statements
World Technologies Portfolio

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of April 30, 2001, investments in securities included issues that were illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of April 30, 2001 was $12,941,698 representing 4.05% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis can take place one month or more after the transaction date. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of April 30, 2001, the Portfolio had entered into outstanding forward-commitments of $1,750,000.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

--------------------------------------------------------------------------------
20 AXP INNOVATIONS FUND

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2001, the Portfolio's custodian fees were reduced by $3,675 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $520,265,914 and $333,660,258, respectively, for the six months ended April 30, 2001. For the same period, the portfolio turnover rate was 95%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $37,676 for the six months ended April 30, 2001.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2001, securities valued at $4,021,400 were on loan to brokers. For collateral, the Portfolio received $3,880,000 in cash. As of April 30, 2001, due to fluctuating market conditions, the Fund requested additional collateral which was received on May 1, 2001. Income from securities lending amounted to $79,718 for the six months ended April 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:
                                     Six months ended April 30, 2001
                                     Puts                     Calls
                            Contracts    Premium       Contracts    Premium

Balance Oct. 31, 2000            200   $  174,207          100  $   120,321
Opened                         5,770    2,053,364        4,095    2,022,626
Closed                        (3,130)    (915,756)      (2,795)  (1,655,118)
Exercised                     (1,650)    (637,499)          --           --
Expired                         (940)    (591,348)        (400)    (153,136)
                                ----     --------         ----     --------
Balance April 30, 2001           250   $   82,968        1,000  $   334,693
                                 ---   ----------        -----  -----------

See "Summary of significant accounting policies."

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
22 AXP INNOVATIONS FUND

Investments in Securities
World Technologies Portfolio

April 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (84.4%)
Issuer                                                Shares            Value(a)

Aerospace & defense (4.0%)
Aeroflex                                          600,000(b)          $8,946,000
General Motors Cl H                               175,000(b)           3,718,750
Total                                                                 12,664,750

Communications equipment & services (12.7%)
ADC Telecommunications                            300,000(b)           2,253,000
Brocade Communications Systems                    200,000(b)           7,598,000
CIENA                                             260,000(b,i)        14,315,600
EchoStar Communications Cl A                      175,000(b)           5,243,000
Equinix                                           180,000(b)             237,600
Powerwave Technologies                            200,000(b)           3,634,000
SignalSoft                                        150,000(b)           1,047,000
Sonus Networks                                     60,000(b)           1,527,600
Tellabs                                            45,000(b)           1,579,950
Time Warner Telecom Cl A                           35,000(b)           1,772,750
Williams Communications Group                     300,000(b)           1,356,000
Total                                                                 40,564,500

Computer software & services (22.7%)
BEA Systems                                       450,000(b)          18,382,500
BMC Software                                      100,000(b)           2,419,000
Manugistics Group                                  75,000(b)           2,544,000
Micromuse                                         500,000(b)          24,750,000
Microsoft                                          12,000(b)             813,000
Moldflow                                          225,000(b)           2,778,750
Peregrine Systems                                 225,000(b)           5,800,500
VeriSign                                           50,000(b)           2,564,000
VERITAS Software                                  210,000(b)          12,518,100
Total                                                                 72,569,850

Computers & office equipment (18.4%)
3Com                                              250,000(b)           1,630,000
Check Point Software Technologies                  60,000(b,c)         3,763,800
Cisco Systems                                     325,000(b)           5,518,500
Concord EFS                                        50,000(b)           2,327,500
EMC                                               100,000(b)           3,960,000
Emulex                                            105,000(b)           3,770,550
Juniper Networks                                  175,000(b)          10,330,250
MCSI                                              125,000(b)           2,250,000
NVIDIA                                             30,000(b)           2,499,000
Rational Software                                 350,000(b)           8,473,500
Solectron                                         100,000(b)           2,545,000
Sun Microsystems                                   75,000(b)           1,284,000
Synopsys                                          150,000(b)           8,614,500
Vastera                                           175,000(b)           1,912,750
Total                                                                 58,879,350

Electronics (9.4%)
Celestica                                          40,000(b,c)         2,044,000
DuPont Photomasks                                  40,000(b)           2,232,000
EMCOR                                              40,000(b)           1,660,000
Maxim Integrated Products                          45,000(b,i)         2,299,500
Micrel                                            118,000(b)           4,007,280
Micron Technology                                  50,000(b)           2,269,000
Novellus Systems                                   15,000(b)             827,250
Pericom Semiconductor                             117,400(b)           2,112,026
PMC-Sierra                                         61,000(b)           2,540,650
Symbol Technologies                                75,000              2,362,500
Teradyne                                           45,000(b)           1,777,500
TranSwitch                                         60,000(b)           1,041,000
TriQuint Semiconductor                             90,000(b)           2,612,700
Xilinx                                             50,000(b,i)         2,373,500
Total                                                                 30,158,906

Financial services (0.6%)
Paychex                                            60,000              2,073,600

Health care (0.5%)
Luminex                                           125,000(b,f)         1,753,750

Household products (0.7%)
Valence Technology                                400,000(b,f)         2,220,000

Leisure time & entertainment (0.4%)
Concord Camera                                    175,000(b)           1,128,750

Media (6.6%)
Adelphia Communications Cl A                      100,000(b)           3,636,000
Clear Channel Communications                       60,000(b)           3,348,000
Comcast Special Cl A                               70,000(b)           3,073,700
Macrovision                                        30,000(b)           1,715,400
Radio One Cl A                                    210,000              3,945,900
Univision Communications Cl A                     120,000(b)           5,245,200
Total                                                                 20,964,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

Issuer                                                Shares            Value(a)

Miscellaneous (4.4%)
Capstone Turbine                                  100,000(b,f)        $2,930,000
Chapter 2 E-Services                              150,411(g,j)                --
Intersil Holding                                   90,000(b,i)         2,901,600
Nasdaq-100 Shares                                 110,000(b)           5,076,500
Semiconductor HOLDRs Trust                         60,000              3,078,000
Total                                                                 13,986,100

Multi-industry conglomerates (1.0%)
Tyco Intl                                          60,000(c)           3,202,200

Utilities -- electric (1.0%)
Calpine                                            45,000(b)           2,564,550
Reliant Resources                                  20,950(b)             628,500
Total                                                                  3,193,050

Utilities -- telephone (2.0%)
AT&T - Liberty Media Group Cl A                   330,000(b)           5,280,000
Metromedia Fiber Network Cl A                     200,000(b)           1,018,000
Total                                                                  6,298,000

Total common stocks
(Cost: $338,195,167)                                                $269,657,006

Preferred stocks & other (4.0%)(b)
Issuer                                                Shares            Value(a)

Adaytum Software
     Series E                                      95,694(g)            $600,001
Agiliti
     Cv Series E                                  550,000(g)           1,650,000
Bluestream Ventures LP                          2,500,000(e,g)         2,500,000
Chapter 2 E-Services
     Series B                                     300,820(g)           1,649,847
Covia Technologies
     Series E                                     232,502(g)             582,650
Equinix
     Cv                                            26,525(g)              31,512
Evoice
     Cv Series D                                  981,091(g)           1,101,226
Gorp.com
     Series B                                      97,087(g)             151,456
Marketsoft
     Cv                                           225,410(g)           1,100,001
Paxonet
     Series C                                     106,383(g)             300,000
Portera
     Series G                                     425,374(g)           1,425,003
Retail Exchange.com                               314,286(g)           1,100,001
     Warrants                                     111,789(j)                  --
Tellium
     Series E                                      15,000(g)             450,000
Vcommerce
     Cv Series C                                   64,378(g)             300,001

Total preferred stocks & other
(Cost: $13,657,501)                                                  $12,941,698

Bond (0.7%)
Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Mayan Networks
     11-01-05                  5.25%           $5,000,000(d)          $2,375,000

Total bond
(Cost: $5,000,000)                                                    $2,375,000

Options purchased (0.4%)
Issuer              Contracts     Exercise        Expiration            Value(a)
                                     price              date

Calls
Cisco Systems             250          $45         July 2001              $1,250
Microsoft                 100           70         Jan. 2002              90,500
Nasdaq 100 Index          150           48        Sept. 2001              82,500
Nasdaq 100 Index        1,000           45         Jan. 2002             875,000
PeopleSoft                100           40         July 2001              50,000
Portal Software           500           12.50      July 2001              47,500
Siebel Systems            100           50         Aug. 2001              69,000
Sun Microsystems          100           15         July 2001              38,000

Puts
CIENA                     150           60         June 2001             177,750

Total options purchased
(Cost: $1,376,635)                                                    $1,431,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP INNOVATIONS FUND

Short-term securities (8.8%)(i)
Issuer                    Annualized               Amount               Value(a)
                       yield on date           payable at
                         of purchase             maturity

U.S. government agencies (8.1%)
Federal Home Loan Bank Disc Nts
         06-01-01               4.72%            $900,000               $896,240
         06-01-01               4.91            4,600,000              4,579,096
Federal Home Loan Mtge Corp Disc Nts
         05-01-01               4.95            7,600,000              7,598,955
         05-24-01               4.78            1,400,000              1,395,557
         05-31-01               4.86              700,000                696,967
         06-20-01               4.56            2,500,000              2,484,098
         07-12-01               4.62            2,800,000              2,775,188
Federal Natl Mtge Assn Disc Nts
         05-17-01               4.76            1,400,000              1,396,860
         07-26-01               4.18            4,000,000              3,957,757
Total                                                                 25,780,718

Commercial paper (0.7%)
Novartis Finance
         05-07-01               4.57%          $2,400,000(h)          $2,397,867

Total short-term securities
(Cost: $28,184,186)                                                  $28,178,585

Total investments in securities
(Cost: $386,413,489)(k)                                             $314,583,789

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 25

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of April 30, 2001, the value of foreign securities represented 2.82% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At April 30, 2001, the amount of capital committed to the LLC or LP for future investment was $1,750,000.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at April 30, 2001, is as follows:

     Security                            Acquisition                   Cost
                                            dates
     Adaytum Software
         Series E                          09-15-00                $  600,001
     Agiliti
         Cv Series E                       11-14-00                 1,650,000
     Bluestream Ventures LP                06-28-00                 2,500,000
     Chapter 2 E-Services                  11-08-00                        --
         Series B                          11-09-00                 1,649,847
     Covia Technologies
         Series E                          08-16-00                   582,650
     Equinix
         Cv                                02-26-01                   399,997
     Evoice
         Cv Series D                       11-27-00                 1,100,000
     Gorp.com
         Series B                          02-21-00                   499,998
     Marketsoft
         Cv                                12-11-00                 1,100,001
     Paxonet
         Series C                          04-23-01                   300,000
     Portera
         Series G                          11-10-00                 1,425,003
     Retail Exchange.com                   11-29-00                 1,100,001
     Tellium
         Series E                          09-19-00                   450,000
     Vcommerce
         Cv Series C                       07-21-00                   300,001

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

--------------------------------------------------------------------------------
26 AXP INNOVATIONS FUND

(i) At April 30, 2001, securities valued at $73,412,500 were held to cover open call options written as follows (see Note 5 to the financial statements):

     Issuer                    Contracts     Exercise   Expiration   Value(a)
                                              price         date

     CIENA                        150          $80       June 2001   $ 32,625
     Intersil Holding             400           25        May 2001    318,000
     Maxim Integrated Products    200           45        May 2001    161,000
     Xilinx                       250           40        May 2001    222,500
                                  ---           --        --------    -------
     Total value                                                     $734,125
                                                                     --------

     At April 30, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 5 to the financial statements):

     Issuer                    Contracts     Exercise   Expiration   Value(a)
                                              price         date

     Micromuse                     50          $40        May 2001    $ 8,750
     VERITAS Software             200           45        May 2001     24,500
                                  ---           --        --------     ------
     Total value                                                      $33,250
                                                                      -------

(j)  Negligible market value.

(k)  At April 30, 2001,  the cost of securities  for federal income tax purposes
     was  approximately   $386,413,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 12,208,000
     Unrealized depreciation                                        (84,037,000)
                                                                    -----------
     Net unrealized depreciation                                   $(71,829,000)
                                                                   ------------

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 27

AXP Innovations Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: AXIAX    Class B: INVBX
Class C: AXICX    Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6396 C (6/01)